CORPORATE INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Clever Leaves Holdings Inc. (the “Company”) is a multi-national U.S.based holding company focused on cultivating, extracting and selling cannabinoids. In addition to the cannabinoid business, we are also engaged in the non-cannabinoid business of manufacturing and selling homeopathic and other natural remedies, wellness products, and nutraceuticals. The Company is incorporated under the Business Corporations Act of British Columbia, Canada.

The mailing address of our principal executive office is 489 Fifth Avenue, 27th Floor, New York, NY 10017.

Business Combination

On December 18, 2020 (the “Closing Date”), Clever Leaves International Inc., a corporation organized under the laws of British Columbia, Canada (“Clever Leaves”), and SAMA consummated the previously announced Business Combination contemplated by the Amended and Restated Business Combination Agreement, dated as of November 9, 2020 (the “Business Combination Agreement”), by and among SAMA, Clever Leaves, Clever Leaves Holdings Inc., a corporation organized under the laws of British Columbia, Canada (“Holdco” or the “Company”), and Novel Merger Sub Inc., a Delaware corporation (“Merger Sub”). Pursuant to the Business Combination Agreement, SAMA agreed to combine with Clever Leaves in the Business Combination that resulted in both Clever Leaves and SAMA becoming wholly-owned subsidiaries of Holdco.

Clever Leaves was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Clever Leaves’ stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Clever Leaves’ operations comprising the ongoing operations of the combined company, Clever Leaves’ board of directors comprising a majority of the board of directors of the combined company, and Clever Leaves’ senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Clever Leaves’ issuing stock for the net assets of SAMA, accompanied by a recapitalization. The net assets of SAMA are stated at historical cost, with no goodwill or other intangible assets recorded.

While Holdco was the legal acquirer in the Business Combination, because Clever Leaves was deemed the accounting acquirer, the historical financial statements of Clever Leaves became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this registration statement reflect (i) the historical operating results of Clever Leaves prior to the Business Combination; (ii) the combined results of the Company and Clever Leaves following the closing of the Business Combination; (iii) the assets and liabilities of Clever Leaves’ at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

In accordance with applicable guidance, the equity structure has been restated in all comparative periods to reflect the number of shares of the Company’s common shares, issued to Clever Leaves’ shareholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Clever Leaves’ convertible preferred shares and Clever Leaves’ common shares prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 0.3288 shares (the “Exchange Rate”) established in the Business Combination Agreement. Activity within the statement of shareholders’ equity for the issuances and repurchases of Clever Leaves’ convertible preferred shares were also retroactively converted to Clever Leaves’ common shares. See Note 11. for more information.

1. CORPORATE INFORMATION

Clever Leaves Holdings Inc., (the “Company”) is a multi-national New York-based holding company focused on cannabinoids. In addition to the cannabinoid business, we are also engaged in the non-cannabinoid business of homeopathic and other natural remedies, wellness products, and nutraceuticals. The Company is incorporated under the Business Corporations Act of British Columbia, Canada.

The mailing address of our principal executive office is 489 Fifth Avenue, 27th Floor, New York, NY 10017.

Business Combination

On December 18, 2020 (the “Closing Date”), Clever Leaves International Inc., a corporation organized under the laws of British Columbia, Canada (“Clever Leaves”), and SAMA consummated the previously announced Business Combination contemplated by the Amended and Restated Business Combination Agreement, dated as of November 9, 2020 (the “Business Combination Agreement”), by and among SAMA, Clever Leaves, Clever Leaves Holdings Inc., a corporation organized under the laws of British Columbia, Canada (“Holdco” or the “Company”), and Novel Merger Sub Inc., a Delaware corporation (“Merger Sub”). Pursuant to the Business Combination Agreement, SAMA agreed to combine with Clever Leaves in the Business Combination that resulted in both Clever Leaves and SAMA becoming wholly-owned subsidiaries of Holdco.

Clever Leaves was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Clever Leaves’ stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Clever Leaves’ operations comprising the ongoing operations of the combined company, Clever Leaves’ board of directors comprising a majority of the board of directors of the combined company, and Clever Leaves’ senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Clever Leaves’ issuing stock for the net assets of SAMA, accompanied by a recapitalization. The net assets of SAMA are stated at historical cost, with no goodwill or other intangible assets recorded.

While Holdco was the legal acquirer in the Business Combination, because Clever Leaves was deemed the accounting acquirer, the historical financial statements of Clever Leaves became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Clever Leaves prior to the Business Combination; (ii) the combined results of the Company and Clever Leaves following the closing of the Business Combination; (iii) the assets and liabilities of Clever Leaves’ at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

In accordance with applicable guidance, the equity structure has been restated in all comparative periods to reflect the number of shares of the Company’s common shares, issued to Clever Leaves’ shareholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Clever Leaves’ convertible preferred shares and Clever Leaves’ common shares prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 0.3288 shares (the “Exchange Rate”) established in the Business Combination Agreement. Activity within the statement of shareholders’ equity for the issuances and repurchases of Clever Leaves’ convertible preferred shares were also retroactively converted to Clever Leaves’ common shares. See Note 13. for more information.